UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment /_/; Amendment Number:
   This Amendment (Check only one):  /_/ is a restatement.
                                     /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MLF Investments LLC
Address:  455 N. Indian Rocks Rd, Suite B
          Belleair Bluffs, FL 33770


Form 13F File Number: 28-11023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew L. Feshbach
Title:   Managing Member
Phone:   727-501-1510

Signature, Place, and Date of Signing:

/s/ Matthew L. Feshbach, Managing Member, Belleair Bluffs,
-----------------------  Florida, May 15, 2008
   Matthew L. Feshbach

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:             3
                                         ------------------

Form 13F Information Table Value Total:      $ 42,764
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number      Name


       1     28-11024                  Matthew L. Feshbach
    -------  ------------------------  -----------------------------------------


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
  --------------      ---------------    ---------   ----------   -------------------- -----------  --------    -------------------
                                                                                                                 VOTING AUTHORITY
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER      -------------------
  NAME OF ISSUER       TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
  --------------      ---------------    ---------   ----------   -------    ---  ----  ----------  --------    ----    ------ ----


AMBASSADORS INTL INC   COM               023178106      15993     2158351    SH          SHARED           1       0     2158351    0
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DELIA'S INC NEW        COM               246911101      14261     5341338    SH          SHARED           1       0     5341338
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LA Z BOY INC           COM               505336107      12510     1500000    SH   CALL   SHARED           1       0     1500000    0
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